Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 8,198	$ 6,711	$ 5,908
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,200	2,050	4,580
Depreciation	922	726	551
Amortization of intangible assets	150	122	105
Deferred income taxes	(331)	746	(387)
Revaluation of deferred tax assets, net	3,060
Net amortization of securities premiums and discounts	2,115	1,648	936
Net realized gains on sales of securities	(348)	(284)	(626)
Gain on sale of deposits	(209)
Earnings and proceeds on life insurance policies	(1,133)	(888)	(665)
Loss on sales of fixed assets and foreclosed real estate owned	774	11	427
Net gain on sale of loans	(67)	(54)	(113)
Mortgage loans originated for sale		(1,685)	(4,297)
Proceeds from sale of loans originated for sale		1,739	4,410
Compensation expense related to stock options	93	71	66
Compensation expense related to restricted stock	142	89	55
(Increase) decrease in accrued interest receivable	(73)	346	(24)
Increase (decrease) in accrued interest payable	365	17	(9)
Other, net	193	11	(419)
Net Cash Provided by Operating Activities	16,051	11,376	10,498
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales	15,612	110,748	44,976
Proceeds from maturities and principal reductions on mortgage-backed securities	26,893	26,182	22,853
Purchases	(19,955)	(100,982)	(50,565)
Purchase of regulatory stock	(5,842)	(2,883)	(4,095)
Redemption of regulatory stock	4,456	4,455	2,397
Net increase in loans	(51,980)	(43,468)	(65,830)
Proceeds from bank-owned life insurance		205
Purchase of bank-owned life insurance		(2,000)
Purchase of premises and equipment	(1,633)	(511)	(290)
Proceeds from sales of foreclosed real estate owned	3,341	685	4,310
Proceeds from sales of bank premises and fixed assets	515
Acquisition, net of cash and cash equivalents acquired		11,112
Net Cash (Used in) Provided by Investing Activities	(28,593)	3,543	(46,244)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	17,867	47,213	(9,035)
Deposits sold	(13,659)
Net increase (decrease) in short-term borrowings	9,719	(21,800)	27,540
Repayments of other borrowings	(24,056)	(28,981)	(10,074)
Proceeds from other borrowings	28,000		29,000
Stock options exercised	1,040	843	441
ESOP purchase of shares from treasury stock	127	131	146
Purchase of treasury stock	(1,587)	(447)	(127)
Cash dividends paid	(5,386)	(4,714)	(4,527)
Net Cash Provided by (Used in) Financing Activities	12,065	(7,755)	33,364
Net (Decrease) Increase in Cash and Cash Equivalents	(477)	7,164	(2,382)
CASH AND CASH EQUIVALENTS, BEGINNING	17,174	10,010	12,376
CASH AND CASH EQUIVALENTS, ENDING	16,697	17,174	10,010
Supplemental Disclosures of Cash Flow Information
Cash payments for: Interest paid	3,715	3,542	3,267
Cash payments for: Income taxes paid, net of refunds	3,040	1,535	2,315
Supplemental Schedule of Noncash Investing Activities
Transfers of loans to foreclosed real estate owned and repossession of other assets	750	3,246	3,880
Dividends payable	$ 1,375	1,331	$ 1,147
Merger with Delaware Bancshares, Inc.
Noncash assets acquired: Securities available-for-sale		208,488
Noncash assets acquired: Regulatory stock		279
Noncash assets acquired: Loans		116,674
Noncash assets acquired: Premises and equipment, net		7,292
Noncash assets acquired: Accrued interest receivable		1,626
Noncash assets acquired: Bank-owned life insurance		14,762
Noncash assets acquired: Core deposit intangibles		449
Noncash assets acquired: Deferred tax assets		3,034
Noncash assets acquired: Other assets		3,281
Noncash assets acquired: Goodwill		1,616
Total Noncash assets acquired		357,501
Liabilities assumed:
Time deposits		71,342
Deposits other than time deposits		255,921
Borrowings		21,232
Accrued interest payable		95
Other liabilities		7,873
Total Liabilities assumed		356,463
Net Noncash Assets Acquired		1,038
Cash Acquired		$ 14,977